Financial Risk Management - Liquidity Risk (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial Risk Management
Cash and cash equivalents	$ 51,130,992	$ 25,828,215	$ 29,058,093	$ 27,452,265
Debt	106,235,385	126,999,199
Lease liabilities	8,369,072	9,680,559
Trade and other liabilities	31,050,582	48,501,574
Interest on debt	93,979,650	120,284,485
Interest on lease liabilities	3,134,193	3,492,359
Not Later Than One Year
Financial Risk Management
Debt	1,000,000	4,110,404
Lease liabilities	1,373,233	1,478,382
Trade and other liabilities	28,107,852	40,051,575
Interest on debt	5,259,796	6,188,285
Interest on lease liabilities	641,423	659,049
12-36 Months
Financial Risk Management
Debt	15,188,796	13,500,000
Lease liabilities	2,902,742	2,469,270
Trade and other liabilities	531,617	2,743,298
Interest on debt	12,024,064	15,237,650
Interest on lease liabilities	1,093,813	1,136,036
36-60 Months
Financial Risk Management
Debt	12,992,800	21,102,790
Lease liabilities	2,752,640	2,478,486
Trade and other liabilities	173,898	2,041,627
Interest on debt	10,041,317	12,453,353
Interest on lease liabilities	732,818	775,332
Later Than Five Years [Member]
Financial Risk Management
Debt	77,053,789	88,286,005
Lease liabilities	1,340,457	3,254,421
Trade and other liabilities	2,237,215	3,665,074
Interest on debt	66,654,473	86,405,197
Interest on lease liabilities	$ 666,139	$ 921,942